Long-Term Debt - Revolving Credit Facilities - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) credit_facility lease	Dec. 31, 2021 USD ($) credit_facility
Debt Instrument [Line Items]
Reduction in 2020	$ 480.0
Reduction in 2021	$ 133.9
Number of vessels | lease	9
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.60%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1	2
Borrowings provided under revolving credit facilities	$ 295.0	$ 400.4
Undrawn amount of revolving credit facilities	$ 45.0	$ 235.4
Line of Credit | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.40%